Property, Plant and Equipment, Net - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,229,976	$ 1,044,160
Less accumulated depreciation, depletion and amortization	$ (297,187)	(279,375)	(212,382)
Property, plant and equipment, net	$ 948,129	950,601	831,778
Land (Mineral Bearing) and Asset Retirement Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		129,957	107,007
Land (Non-Mineral Bearing) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		112,932	81,331
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		86,702	77,535
Plants, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		622,466	553,113
Mobile Equipment and Barges [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		182,334	117,828
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		14,087	10,001
Truck and Auto Fleet [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		22,821	19,165
Landfill Airspace and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		48,513	46,841
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		8,445	29,560
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,719	$ 1,779